Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Business [Abstract]
Description of Business
1. Description of Business
Griid Infrastructure LLC (“GRIID” or, the “Company”) is a privately held, vertically integrated bitcoin mining company based in Cincinnati, Ohio that owns and operates a growing portfolio of energy infrastructure and high-density
data centers across North America. The Company has built a cryptocurrency mining operation, which operates specialized computers (also known as “miners”) that generate cryptocurrency. Currently, the only cryptocurrency mined by GRIID is bitcoin. The Company was formed in the State of Delaware on May 23, 2018.
On November 29, 2021, Adit EdTech Acquisition Corp., a Delaware corporation (“ADEX”), entered into an agreement and plan of merger (the “Merger Agreement”) by and among ADEX, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of ADEX (“Merger Sub”), and GRIID Holdco LLC, a Delaware limited liability company (“GRIID Holdco”). The Merger Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into GRIID Holdco (the “Merger”), the separate limited liability company existence of Merger Sub will cease and GRIID Holdco, as the surviving company of the Merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of ADEX.
At the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID Holdco and each limited liability company membership unit of GRIID Holdco that is issued and outstanding immediately prior to the effective time of the Merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 58,500,000 shares of ADEX common stock, par value $0.0001 per share (“Common Stock”).
In connection with the Closing, ADEX, the initial stockholders of ADEX and certain GRIID Holdco members will enter into an investor rights agreement (the “Investor Rights Agreement”) to provide for certain registration rights related to their Common Stock and private warrants of ADEX. ADEX has agreed to, among other things, file within 30 days of Closing a resale shelf registration statement covering the resale of all securities registrable under the Investor Rights Agreement.
It is anticipated that the Merger will be accounted for as a reverse recapitalization under accounting principles generally accepted in the United States of America (“U.S. GAAP”), whereby the net assets of GRIID and Adit are carried over at historical cost, with no goodwill or other intangible assets recognized as part of the transaction. Under this method of accounting, GRIID will be treated as the “acquirer” company for financial reporting purposes, since 1) the existing GRIID Holdco equity holders are expected to represent a majority of the voting power of the combined company, 2) GRIID’s operations will also constitute the ongoing operations of the combined company, and 3) GRIID’s senior management will represent a majority of the senior management of the combined company.

1. Description of Business
Griid Infrastructure LLC (“GRIID” or, the “Company”) is a privately held, vertically integrated bitcoin mining company based in Cincinnati, Ohio that owns and operates a growing portfolio of energy infrastructure and high-density data centers across North America. The Company has built a cryptocurrency mining operation, which operates specialized computers (also known as “miners”) that generate cryptocurrency. Currently, the only cryptocurrency mined by GRIID is bitcoin. The Company was formed in the State of Delaware on May 23, 2018.
On November 29, 2021, Adit EdTech Acquisition Corp., a Delaware corporation (“ADEX”), entered into an agreement and plan of merger (the “Merger Agreement”) by and among ADEX, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of ADEX (“Merger Sub”), and GRIID Holdco LLC, a Delaware limited liability company (“GRIID Holdco”). The Merger Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into GRIID Holdco (the “Merger”), the separate limited liability company existence of Merger Sub will cease and GRIID Holdco, as the surviving company of the Merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of ADEX.
At the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID Holdco and each limited liability company membership unit of GRIID Holdco that is issued and outstanding immediately prior to the effective time of the Merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 58,500,000 shares of ADEX common stock, par value $0.0001 per share (“Common Stock”).
In connection with the Closing, ADEX, the initial stockholders of ADEX and certain GRIID Holdco members will enter into an investor rights agreement (the “Investor Rights Agreement”) to provide for certain registration rights related to their Common Stock and private warrants of ADEX. ADEX has agreed to, among other things, file within 30 days of Closing a resale shelf registration statement covering the resale of all securities registrable under the Investor Rights Agreement.
It is anticipated that the Merger will be accounted for as a reverse recapitalization under accounting principles generally accepted in the United States of America (“U.S. GAAP”), whereby the net assets of GRIID and Adit are carried over at historical cost, with no goodwill or other intangible assets recognized as part of the transaction. Under this method of accounting, GRIID will be treated as the “acquirer” company for financial reporting purposes, since 1) the existing GRIID Holdco equity holders are expected to represent a majority of the voting power of the combined company, 2) GRIID’s operations will also constitute the ongoing operations of the combined company, and 3) GRIID’s senior management will represent a majority of the senior management of the combined company.